Share-Based Awards	12 Months Ended
Dec. 31, 2023
Share-Based Awards [Abstract]
Share-based awards
10.	Share-based awards

Compensation expense recognized for share-based awards was as follow:

	Years ended December 31,
Share-based compensation expenses (In thousands)	2021	2022	2023
—Restricted Shares (a)	5,573	1,006	1,999
—Share options(b)	3,184	2,092	1,316
Total	8,757	3,098	3,315

(a)	Restricted Shares

As described in note 8(ii), all ordinary shares of the Company held by certain senior management were subject to a vesting period of 5 years from January 2015 (which was shortened to 4 years on September 22, 2016).

As described in note 10(b), in July 2019, the shareholders and board of directors of the Company approved the 2019 Share Incentive Plan (“the 2019 Plan”).

On January 27, 2021, February 26, 2021, and July 1, 2021, the Company granted 2,717,500, 3,304,000 and 239,600 restricted share units respectively to its employees, directors, and other consultants, pursuant to the 2019 Plan.

On January 1, 2022, January 27, 2022, August 30, 2022, and November 30, 2022, the Company granted 163,520, 172,500, 6,485,990 and 2,000,000 restricted share units respectively to its employees, directors, and other consultants, pursuant to the 2019 Plan.

On January 1, 2023, the Company granted 1,125,170 restricted share units to its employees, directors, and other consultants, pursuant to the 2019 Plan.

On May 31, 2023, the Company granted 5,530,000 restricted share units to its employees, directors, and other consultants, pursuant to the 2019 Plan.

The fair value of each restricted share granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

A summary of the Restricted Shares activity for the years ended December 31, 2021, 2022 and 2023 is presented below:

(Number of shares)	Number of Restricted Shares
Outstanding as of January 1, 2021	—
Granted	6,261,100
Forfeited	(345,000)
Vested	(3,000,000)
Outstanding as of December 31, 2021	2,916,100
Granted	8,822,010
Vested	(3,767,180)
Outstanding as of December 31, 2022	7,970,930
Granted	6,655,170
Forfeited	(1,000,000)
Vested	(5,629,400)
Outstanding as of December 31, 2023	7,996,700

(b)	Share options

In December 2018, the Company adopted a share incentive plan, which is referred to as the 2018 Stock Option Scheme (“the 2018 Plan”). The purpose of the plan is to attract and retain the best available personnel by linking the personal interests of the members of the board, employees, and consultants to the success of the Company’s business and by providing such individuals with an incentive to reward their performance. Under the 2018 Plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted is 55,980,360 shares.

In July 2019, the Company adopted the Amended and Restated 2018 Stock Option Scheme (“Revised 2018 Plan”), which amends the previously adopted 2018 Stock Option Scheme, pursuant to which the Company may grant awards to directors, officers and employees. The maximum aggregate number of ordinary shares that may be issued under Revised 2018 Plan was 40,147,720 ordinary shares.

In July 2019, the shareholders and board of directors of the Company also approved the 2019 Plan. Under the 2019 Plan, which will be increased by a number equal to 1.0% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year on the first day of each fiscal year, commencing with the fiscal year ended December 31, 2020, if determined and approved by the board of directors for the relevant fiscal year.

On December 31, 2018 and August 12, 2019, the Company granted 12,187,420 and 5,414,300 share options to employees and certain senior management pursuant to the 2018 Plan and the Revised 2018 Plan respectively.

On April 27, 2020, August 3, 2020 and November 27, 2020, the Company granted 4,963,017, 1,000,000 and 200,000 share options to employees, directors and officers respectively pursuant to the Revised 2018 Plan.

On July 1, 2021, the Company granted 680,000 share options respectively to its employees pursuant to the Revised 2018 Plan.

On October 31, 2021 the Company granted 140,000 share options to other consultant pursuant to the 2019 Plan.

On February 11, 2022 the Company granted 616,420 share options to other consultant pursuant to the 2019 Plan.

On March 1, 2022 the Company granted 100,000 share options to its employee pursuant to the 2019 Plan.

These options were granted with exercise prices denominated in US$. The grantees can exercise vested options after the commencement date of exercise and before the end of its contractual term (i.e., 6 years after the commencement date of exercise).

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized by graded vesting method.

A summary of the changes in the share options granted by the Company during the years ended December 31, 2021, 2022 and 2023 is as follows:

	Number of share options	Weighted average exercise price	Aggregate intrinsic value
Outstanding as of January 1, 2021	22,298,757	$0.54	$57,082,970
Granted	820,000	$0.68	$171,820
Forfeited	(1,973,636)	$0.56	$(3,388,792)
Exercised	(1,919,760)	$0.52	$(5,939,067)
Outstanding as of December 31, 2021	19,225,361	$0.54	$47,926,931
Exercisable as of December 31, 2021	13,478,069	$0.55	$38,703,590
Granted	716,420	$0.81	$(458,564)
Forfeited	(1,936,841)	$0.74	$(2,428,038)
Outstanding as of December 31, 2022	18,004,940	$0.53	$45,040,329
Exercisable as of December 31, 2022	14,644,270	$0.54	$39,789,170
Forfeited	(885,560)	$0.56	$(2,409,012)
Exercised	(97,200)	$0.50	$(302,604)
Outstanding as of December 31, 2023	17,022,180	$0.53	$42,328,713
Exercisable as of December 31, 2023	14,301,480	$0.54	$38,503,322

The Company calculated the estimated fair value of an options on the grant date using the binomial option pricing model with assistance from an independent valuation firm. Assumptions used to determine the fair value of share options granted during the years ended December 31, 2021, 2022 and 2023 is summarized in the following table:

	Years ended December 31,
(In thousands)	2021	2022	2023
Risk-free interest rate(i)	1.22%-1.52%	0.90%-1.67%	N/A
Expected dividend yield(ii)	0.00%	0.00%	N/A
Expected volatility(iii)	35.01%-36.00%	29.44%-34.81%	N/A
Grant date fair value	$0.06-$0.65	$0.00-$0.0044	N/A

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.

(ii)	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying dividend on its ordinary shares.

(iii)	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected life of each grant.

As of December 31, 2023, the unrecognized share-based compensation expenses related to share options and restricted share units granted by Company were US$353 thousand and US$1,123 thousand respectively.